SCHEDULE OF FINANCIAL COMMODITY CONTRACTS OUTSTANDING (Details)	3 Months Ended	12 Months Ended
	Mar. 22, 2025 $ / bbl bbl	Dec. 31, 2024 $ / bbl bbl
Oil – WTI Costless Collars [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		36,000
Oil – WTI Costless Collars [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI Costless Collars [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		77.00
Oil – WTI costless collars one [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		20,400
Oil – WTI costless collars one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.00
Oil – WTI costless collars one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		75.40
Oil – WTI costless collars two [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		1,350
Oil – WTI costless collars two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI costless collars two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.54
Oil – WTI costless collars three [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		21,000
Oil – WTI costless collars three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil – WTI costless collars three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.00
Oil WTI costless collars four [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		750
Oil WTI costless collars four [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.00
Oil WTI costless collars four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		80.50
Oil WTI costless collars five [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		15,000
Oil WTI costless collars five [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		64.25
Oil WTI costless collars five [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		84.60
Oil WTI costless collars six [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		14,400
Oil WTI costless collars six [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		66.25
Oil WTI costless collars six [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		87.75
Oil WTI costless collars seven [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		3,000
Oil WTI costless collars seven [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		59.50
Oil WTI costless collars seven [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		79.00
Oil WTI costless collars eight [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		5,700
Oil WTI costless collars eight [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.80
Oil WTI costless collars eight [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		74.07
Oil WTI costless collars nine [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		13,200
Oil WTI costless collars nine [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		64.50
Oil WTI costless collars nine [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		85.70
Oil – WTI costless collars ten [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		21,900
Oil – WTI costless collars ten [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		63.25
Oil – WTI costless collars ten [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		83.65
Oil WTI costless collars eleven [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		15,000
Oil WTI costless collars eleven [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		64.25
Oil WTI costless collars eleven [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		84.60
Oil WTI costless collars twelve [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		16,200
Oil WTI costless collars twelve [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		65.50
Oil WTI costless collars twelve [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		86.25
Oil WTI costless collars thirteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		10,800
Oil WTI costless collars thirteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		64.00
Oil WTI costless collars thirteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		84.00
Oil WTI costless collars fourteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		10,800
Oil WTI costless collars fourteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		62.75
Oil WTI costless collars fourteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.00
Oil WTI costless collars fifteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2025 to December 31, 2025
Total volume hedged (BBLS) | bbl		10,800
Oil WTI costless collars fifteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		62.00
Oil WTI costless collars fifteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		81.50
Oil WTI costless collars sixteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2025 to December 31, 2025
Total volume hedged (BBLS) | bbl		11,400
Oil WTI costless collars sixteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		61.75
Oil WTI costless collars sixteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		80.70
Oil WTI costless collars seventeen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2025 to March 31, 2025
Total volume hedged (BBLS) | bbl		27,000
Oil WTI costless collars seventeen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		61.50
Oil WTI costless collars seventeen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		82.50
Oil WTI costless collars eighteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		April 1, 2025 to June 30, 2025
Total volume hedged (BBLS) | bbl		54,000
Oil WTI costless collars eighteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		60.50
Oil WTI costless collars eighteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		80.30
Oil WTI costless collars nineteen [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		July 1, 2025 to September 30, 2025
Total volume hedged (BBLS) | bbl		54,000
Oil WTI costless collars nineteen [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		59.75
Oil WTI costless collars nineteen [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		78.00
Oil WTI costless collars twenty [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		October 1, 2025 to December 31, 2025
Total volume hedged (BBLS) | bbl		39,000
Oil WTI costless collars twenty [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		59.00
Oil WTI costless collars twenty [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		77.30
Oil WTI costless collars twenty one [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period		January 1, 2026 to March 31, 2026
Total volume hedged (BBLS) | bbl		48,000
Oil WTI costless collars twenty one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		58.50
Oil WTI costless collars twenty one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)		77.25
Oil WTI costless collars twenty two [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	October 1, 2025 to December 31, 2025
Total volume hedged (BBLS) | bbl	31,200
Oil WTI costless collars twenty two [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	58.75
Oil WTI costless collars twenty two [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	78.00
Oil WTI costless collars twenty three [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Financial commodity contracts period	April 1, 2026 to June 30, 2026
Total volume hedged (BBLS) | bbl	48,300
Oil WTI costless collars twenty three [member] | Bottom of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	57.00
Oil WTI costless collars twenty three [member] | Top of range [member] | Major purchases of assets [member]
IfrsStatementLineItems [Line Items]
Barrel of Oil Price ($/BBL)	75.25